Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, shares in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 $ / shares
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	¥ 1,212,303	$ 174,136	¥ 1,201,210
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	2,957,360	424,798	2,799,212
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	3,156,513	453,405	2,260,646
Short-term loans of the consolidated VIEs without recourse to the primary beneficiaries	16,828,226	2,417,223	13,658,554
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	8,602,227	1,235,633	7,718,485
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	5,292,774	760,259	5,005,190
Short-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	191,454	27,501
Long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	279,949	40,212
Other long-term payable of the consolidated VIEs without recourse to the primary beneficiaries	¥ 176,963	$ 25,419	¥ 48,921
Ordinary shares, US$0.0001 par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized | shares	1,000,300,000	1,000,300,000	1,000,300,000
Ordinary shares, shares issued | shares	3,228,531	3,228,531	3,199,018
Ordinary shares, shares outstanding | shares	3,228,531	3,228,531	3,199,018
Primary Beneficiary Consolidated VIEs
Accounts payable of the consolidated VIEs without recourse to the primary beneficiaries	¥ 846,893		¥ 909,449
Salary and welfare payables of the consolidated VIEs without recourse to the primary beneficiaries	97,636		108,699
Taxes payable of the consolidated VIEs without recourse to the primary beneficiaries	122,179		84,118
Short-term loans of the consolidated VIEs without recourse to the primary beneficiaries	197,420		129,900
Deferred revenue of the consolidated VIEs without recourse to the primary beneficiaries	7,634,637		6,672,715
Accrued liabilities and other payables of the consolidated VIEs without recourse to the primary beneficiaries	1,919,549		1,865,978
Short-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	14,683		0
Long-term operating lease liabilities of the consolidated VIEs without recourse to the primary beneficiaries	12,133		0
Other long-term payable of the consolidated VIEs without recourse to the primary beneficiaries	¥ 0		¥ 7,500